Financial Instruments And Risk Management (Summary Of Offsetting Assets) (Details) - Commodity Contract [Member] - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	$ 93	$ 233
Gross Amounts Offset in the Consolidated Balance Sheet	(19)	(9)
Net Amount of Assets Presented in the Consolidated Balance Sheet	$ 74	$ 224